UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-5037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2008

Item 1. Report to Stockholders.

TCM GROWTH FUNDS

SEMI-ANNUAL REPORT

TCM Small Cap Growth Fund
TCM Small-Mid Cap Growth Fund

March 31, 2008

TCM GROWTH FUNDS

Table of Contents

Letter to Shareholders	2
TCM Small Cap Growth Fund
Fund Information	7
Performance	8
Schedule of Investments	9
TCM Small-Mid Cap Growth Fund
Fund Information	12
Performance	13
Schedule of Investments	14
Fund Expense Examples	17
Financial Statements
Statements of Assets and Liabilities	19
Statements of Operations	20
Statements of Changes in Net Assets	21
Financial Highlights	23
Notes to Financial Statements	25
Additional Information	32

TCM GROWTH FUNDS

May 20, 2008

Dear Fellow Shareholder:

Thank you for your investment in the TCM Small Cap Growth Fund (the "Small Cap Fund") or the TCM Small-Mid Cap Growth Fund (the "SMID Cap Fund").  This is the semi-annual report to shareholders of the Funds, covering the six months ended March 31, 2008, which is the first half of each Fund’s fiscal year.

The fourth quarter of 2007 was a continuation of the roller coaster ride seen throughout the year, with most equity indices ending up in negative territory.  The turmoil in the bond markets, together with continued concerns about the economy and the consumer, continued into the start of 2008, resulting in one of the worst first quarters in history with all equity indices posting significant negative returns.  Performance and attribution information for each Fund is discussed separately below, followed by a review of the overall market.  The individual Fund discussions are similar because the investment process for each Fund is the same and there is overlap in the portfolios.

Small Cap Fund

Performance Overview.  The performance of the Small Cap Fund for the following periods was:

			6 Months
	4Q07	1Q08	ended 3/31/08
Small Cap Fund	-0.57%	-16.08%	-16.56%
Russell 2000 Growth	-2.10%	-12.83%	-14.66%
Lipper Small Cap Growth Average	-3.19%	-14.90%	-17.70%

Attribution.  The relative underperformance by the Small Cap Fund for the six month period was attributable primarily to poor stock selection in the first quarter of 2008.  It was a difficult quarter for the Fund for two reasons – many of our stocks that did very well in 2007 were subject to profit taking during the first quarter, and we had several companies that reported earnings or other fundamental disappointments.  The market severely punished individual stocks with any kind of negative news during the first quarter 2008.  Regarding stock selection, the sectors contributing the greatest to relative performance included Telecomm Services, Materials and Energy, while our stocks in Information Technology, Industrials and Financials underperformed the benchmark.  The top and bottom five contributing stocks for the six month period were:

Top Five
Illumina (genetic analysis instruments)
Walter Industries (metallurgical coal)
Rex Energy (natural gas producer)
Novatel (global navigation satellite systems)
Kirby (marine transportation and diesel engine services)

TCM GROWTH FUNDS

Bottom Five
Tessera Technologies (licenses semiconductor chip technologies)
Supertex (integrated circuits manufacturer)
SiRF Technology (global positioning system semi-conductors)
URS (design and engineering services)
Affiliated Managers Group (investment management services)

Walter Industries, which was up over 74% during the first quarter, benefited from strong demand for its metallurgical coal as prices surged during the quarter on demand from steel makers.  In addition, the price spike was further exacerbated by a supply disruption caused by flooding in Australia, a major producer of metallurgical coal.  We continue to hold the stock but are mindful of valuation metrics and the inherent volatility of commodity prices.  Another strong contributor to the portfolio during the period was Illumina, which manufactures systems for the analysis of genetic variation and has become a product leader in serving the sequencing, genotyping and gene expression markets.  In addition to positive earnings results, Illumina settled a patent lawsuit during the first quarter on favorable terms. We continue to hold this position.

On the disappointment side, our biggest detractor to performance was Tessera Technologies, which is a licensor of chip scale packaging technologies to the semiconductor industry.  The stock fell precipitously in February on unexpected actions by the U.S. Patent and Trademark Office (PTO) questioning the validity of the company’s patents.  While the company continues to assert that its patent claims will ultimately prevail, given the uncertainty these patent issues create for the company’s core business model, we have sold our position.  Another stock that hurt the portfolio during the period was Chicago Bridge & Iron, which provides design, engineering, and construction services to energy and natural resource industries worldwide.  The stock was down significantly in the first quarter on profit taking after hitting new highs in 2007, as well as on concerns that cost overruns with a liquefied natural gas project could impact earnings.  Although we reduced our position in the fourth quarter based on valuation, it is still a significant holding in the portfolio because we think the company’s business prospects continue to be strong.  The stock has significantly rebounded off its lows in late March through the second week of May.

The effect of our sector weights during the six month period ended March 31, 2008 on relative performance was slightly negative.  The positive contribution of our cash position, our overweight to Industrials and our underweight to Consumer Discretionary was offset by the negative impact of our overweight to Information Technology and Health Care and underweight to Energy.

TCM GROWTH FUNDS

SMID Cap Fund

Performance Overview.  The performance of the SMID Cap Fund for the following periods was:

			6 Months
	4Q07	1Q08	ended 3/31/08
Small Cap Fund	1.86%	-15.67%	-14.10%
Russell 2500 Growth	-2.09%	-11.08%	-12.95%
Lipper Small Cap Growth Average	-3.19%	-14.90%	-17.70%

Attribution.  The SMID Cap Fund gave back all of its outperformance from the fourth quarter of 2007 in the first quarter of 2008.  Many of the stocks held by the Fund that did very well in 2007 were subject to profit taking during the first quarter, and we had several companies that reported earnings or other fundamental disappointments.  The market severely punished individual stocks with any kind of negative news during the first quarter 2008.  For the overall six months ended March 31, 2008, the SMID Cap Fund had positive stock selection, with strong performance by stocks in Consumer Discretionary and Information Technology, offset by relative underperformance in Energy, Industrials and Materials.  The top and bottom five contributing stocks for the quarter were:

Top Five
Activision (video games)
Illumina (genetic analysis instruments)
Perrigo (pharmaceutical and nutritional products)
Kirby (marine transportation and diesel engine services)
Washington Group (design and construction services)

Bottom Five
URS (design and engineering services)
Tessera Technologies (licenses semiconductor chip technologies)
Sandisk (flash memory cards and drives)
NII Holdings (digital wireless communication)
SiRF Technology (global positioning systems)

Our top contributor for the six month period was Activision, which develops and sells many of the video games that are played on the Sony Playstation, Nintendo and Microsoft Xbox gaming systems, including Guitar Hero, Call of Duty, and Tony Hawk.  Unlike many other consumer product companies that have been hurt by the slowing economy, Activision raised fourth quarter and 2008 earning guidance based on higher sales of these popular games.  Another significant contributor to the portfolio was Kirby, which is an inland liquid barge operator.  Kirby has continued to beat earnings expectations due to robust demand and a tight supply of barges on the Mississippi River.  While we have reduced our position in the Fund based on valuation, we continue to hold the stock because of the company’s strong operating performance.

TCM GROWTH FUNDS

On the disappointment side, our biggest detractor to performance was URS, which provides design, engineering and construction services to government agencies and private industry.  The company completed its acquisition of Washington Group, another Fund holding, in November 2007 but slightly lowered earnings guidance in February because of concerns over potential project budget cuts in response to a recessionary environment.  We continue to hold the stock, and it has rebounded considerably since the end of the first quarter.  Another significant detractor to performance for the reported period was Tessera Technologies, which is a licensor of chip scale packaging technologies to the semiconductor industry.  The stock fell precipitously in February on unexpected actions by the U.S. Patent and Trademark Office (PTO) questioning the validity of the company’s patents.  While the company continues to assert that its patent claims will ultimately prevail, given the uncertainty these patent issues create for the company’s core business model, we have sold our position.

The effect of our sector weights during the six months ended March 31, 2008 on relative performance was negative.  The positive contribution of our cash position, our underweight to Consumer Discretionary and our overweight to Industrials was more than offset by the negative impact of our overweight to Information Technology and Health Care and underweight to Energy and Materials.

Market Review and Outlook.  Many financial writers have used the term "a perfect storm" to describe the events of the first quarter in 2008 and, for once, these pundits can’t be criticized for excessive hyperbole.  Stock market returns across the board suffered as problems in subprime related mortgages and housing price declines spread to many debt instruments, causing a widespread "credit crisis" that created fear and doubt (if not loathing).  Along with a weak dollar, inflationary pressures ($100+ oil prices) and evidence of a coming recession, the market turned in its worst quarter since the technology bubble burst in 2001-2002.

The Fed responded throughout the first quarter with several actions to jump start liquidity in the credit markets, including lowering the fed funds and discount rates, as well as opening up the discount window to investment banking firms.  Many commentators have questioned the moral hazard of bailing out the investment banking firms, but the Fed is appropriately focused on short-term liquidity concerns and supporting an orderly repricing of risk.  Given high oil prices and the surge in commodity prices, the market became worried about the ability to avert the "stagflation" of the 1970s (simultaneous higher prices and declining economic growth).  Small caps took a beating as credit spreads widened out and risk tolerances fell, which is typical in this kind of market.

Going forward into the rest of the year, we think the market has now significantly discounted a shallow recession, high commodity prices, and the now obvious credit/housing problems facing the economy.  The stock market tends to

TCM GROWTH FUNDS

look about 6 months ahead and appears to be reacting differently to news flow--shrugging off bad news and rallying on any good news, which is a big change from the tone in the first quarter.  Unless we get significantly negative new developments on economic expectations either here or abroad, we think the market likely saw its lows for the year in the first quarter.  However, we also think negative earnings revisions over the next two quarters, as the weaker economy works its way into company fundamentals, will impact individual stocks and create volatility.  Coming out of this slowdown, in late 2008 and 2009, we expect a fairly shallow economic recovery, constrained by a mild stagflation in the U.S.

Growth in developing nations, in our opinion, will likely slow somewhat but still remain relatively robust, which should help create demand for our (now cheaper) exports. The infrastructure needs of developing nations, and their ability to pay for them, are simply incredible.  This should drive demand for basic materials, construction services and equipment, and all forms of energy for many years.  The world growth theme is still very strong in our minds.

Thank you for your continued confidence and trust in managing your assets.

Sincerely,

Richard J. Johnson	Jeff B. Curtis
Chief Investment Officer	President

This material must be preceded or accompanied by a current prospectus. Please refer to the prospectus for important information about the Funds, including investment objectives, risks and expenses.

Past performance is no guarantee of future results.

This report reflects our views, opinions and portfolio holdings as of March 31, 2008, the end of the reporting period.  These views are subject to change at any time based on market and other conditions and we disclaim any responsibility to update these views.  The views should not be relied on as investment advice or an indication of trading intent on behalf of the Funds.

Mutual fund investing involves risk, principal loss is possible.  The Funds invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Please refer to the Schedule of Investments for a complete listing of fund holdings.

Lipper Analytical Services, Inc. is an independent mutual fund research and ranking agency.  Each Lipper average represents a universe of funds with similar investment objectives.  The Russell 2000 Growth Index and the Russell 2500 Growth Index are unmanaged indices representing those Russell 2000 Index companies and Russell 2500 Index companies, respectively, with higher price-to-book ratios and future projected earnings according to the Frank Russell Company.  One cannot invest directly in an index.

Performance for the SMID Cap Fund reflects fee waivers.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor (5/08)

TCM SMALL CAP GROWTH FUND

FUND INFORMATION at March 31, 2008 (Unaudited)

Basic Fund Facts

Ticker Symbol	TCMSX
Inception Date	10/1/04
Total Assets	$497 million
Total Operating Expenses	0.92%

Top Ten Holdings (% of net assets)

McDermott International, Inc.	3.14%	Illumina, Inc.	1.84%
Psychiatric Solutions, Inc.	2.22%	Ansys, Inc.	1.72%
Trizetto Group	1.95%	Wright Medical Group, Inc.	1.72%
Amphenol Corp.	1.94%	Techne Corp.	1.68%
OM Group, Inc.	1.94%	Schnitzer Steel Industries, Inc.	1.67%

Sector Allocation (% of net assets)

*  Cash equivalents and other assets less liabilities.

TCM SMALL CAP GROWTH FUND

VALUE OF $10,000 VS. RUSSELL 2000 GROWTH INDEX (Unaudited)

Average Annual Returns for the periods through March 31, 2008

		Three	Since Inception
	One Year	Year	(10/1/2004)
TCM Small Cap Growth Fund	(5.89)%	12.39%	13.87%
Russell 2000 Growth Index	(8.94)%	5.74%	7.02%
Lipper Small Cap Growth Average	(10.35)%	14.68%	6.20%
Total Fund Operating Expenses: 0.93%

This chart illustrates the performance of a hypothetical $10,000 investment made on October 1, 2004 (the ÒFund’s inceptionÓ), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-536-3230.

The Fund imposes a 1% redemption fee on shares held for less than 60 days. Performance does not reflect the redemption fee.  If reflected, total returns would be reduced.

Lipper Analytical Services, Inc. is an independent mutual fund research and ranking agency.  Each Lipper average represents a universe of funds with similar investment objectives.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2008 (Unaudited)

Shares		Value
COMMON STOCKS - 97.7%
Aerospace & Defense - 2.2%
66,209	HEICO Corp - Class A	$2,597,379
37,484	HEICO Corp.	1,827,345
174,452	Ladish Co., Inc.*	6,280,272
		10,704,996
Air Freight & Logistics - 1.1%
165,834	Hub Group, Inc.*	5,454,280
Auto Components - 3.0%
95,688	Autoliv, Inc.	4,803,538
338,548	Cooper Tire &
	Rubber Co.	5,068,063
221,394	LKQ Corp.*	4,974,723
		14,846,324
Capital Markets - 1.1%
52,862	Affiliated Managers
	Group, Inc.*	4,796,698
38,028	Duff & Phelps Corp.*	684,124
		5,480,822
Chemicals - 3.7%
127,252	Airgas, Inc.	5,786,148
176,692	OM Group, Inc.*	9,636,782
107,340	Zoltek Companies, Inc.*	2,846,657
		18,269,587
Commercial Services & Supplies - 4.1%
225,595	Cornell
	Companies, Inc.*	5,066,864
202,951	Geo Group, Inc.*	5,771,926
62,252	GeoEye, Inc.*	1,617,930
259,160	Waste
	Connections, Inc.*	7,966,578
		20,423,298
Communications Equipment - 4.3%
159,487	Belden, Inc.	5,633,081
158,486	F5 Networks, Inc.*	2,879,691
745,806	Harmonic, Inc.*	5,668,125
257,031	NICE Systems,
	Ltd. - ADR*	7,253,415
		21,434,312
Computers & Peripherals - 1.0%
224,973	Intermec, Inc.*	4,992,151
Construction & Engineering - 7.2%
182,164	Chicago Bridge &
	Iron Co. NV - ADR	7,148,116
349,167	EMCOR Group, Inc.*	7,754,999
285,066	McDermott
	International, Inc.*	15,627,318
159,238	URS Corp.*	5,205,490
		35,735,923
Diversified Consumer Services - 1.0%
96,119	Capella Education Co.*	5,248,097
Electrical Equipment - 0.7%
132,272	Woodward Governor Co.	3,534,308
Electronic Equipment & Instruments - 2.8%
258,954	Amphenol Corp. -
	Class A	9,646,037
180,753	OSI Systems, Inc.*	4,160,934
		13,806,971
Energy Equipment & Services - 3.6%
421,744	Cal Dive
	International, Inc*	4,377,703
39,373	Core Laboratories NV*	4,697,199
79,388	Exterran Holdings, Inc.*	5,123,701
81,827	Hornbeck Offshore
	Services, Inc.*	3,737,039
		17,935,642
Health Care Equipment & Supplies - 13.8%
198,031	Abaxis, Inc.*	4,588,378
98,284	Arthrocare Corp.*	3,277,771
256,167	Conceptus, Inc.*	4,754,460
114,744	Haemonetics Corp.*	6,836,448
80,505	Hologic, Inc.*	4,476,078
120,450	Illumina, Inc.*	9,142,155
195,945	Immucor, Inc.*	4,181,466
95,706	Micrus
	Endovascular Corp.*	1,182,926
89,066	Mine Safety
	Appliances Co.	3,668,629
123,647	NuVasive, Inc.*	4,267,058

The accompanying notes are an integral part of these financial statements.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2008 (Unaudited) (Continued)

Shares		Value
Health Care Equipment &
Supplies - 13.8% (Continued)
126,976	Orthofix
	International NV*	$5,049,836
135,134	Sirona Dental
	Systems, Inc.*	3,644,564
91,464	Somanetics Corp.*	1,424,094
90,607	SurModics, Inc.*	3,794,621
353,543	Wright Medical
	Group, Inc.*	8,534,528
		68,823,012
Health Care Providers & Services - 8.3%
67,807	The Advisory Board Co.*	3,725,317
27,807	Air Methods Corp.*	1,345,025
111,134	Chemed Corp.	4,689,855
113,085	HealthExtras, Inc.*	2,809,031
74,607	ICON PLC - ADR*	4,841,248
172,366	inVentiv Health, Inc.*	4,965,864
325,974	Psychiatric
	Solutions, Inc.*	11,057,038
599,742	Sun Healthcare
	Group, Inc.*	7,880,610
		41,313,988
Health Care Technology - 2.4%
114,035	Omnicell, Inc.*	2,292,104
581,247	Trizetto Group*	9,701,012
		11,993,116
Hotels, Restaurants & Leisure - 3.7%
277,641	BJ’s Restaurants, Inc.*	4,000,807
265,582	The Cheesecake Factory*	5,787,032
73,266	Orient-Express
	Hotels Ltd. - Class A	3,162,160
183,836	PF Chang’s China
	Bistro, Inc.*	5,228,296
		18,178,295
Industrial Conglomerates - 1.5%
121,477	Walter Industries, Inc.	7,608,104
Insurance Agents, Brokers & Service - 0.5%
311,635	Meadowbrook
	Insurance Group, Inc.	2,433,869
Internet Software & Services - 2.3%
477,470	Ariba, Inc.*	4,612,360
309,043	CyberSource Corp.*	4,515,118
93,044	Vocus, Inc.*	2,456,362
		11,583,840
IT Services - 0.8%
280,511	Tyler Technologies, Inc.*	3,921,544
Life Science Tools & Services - 1.7%
124,146	Techne Corp.*	8,362,475
Machinery - 0.9%
152,611	Kadant, Inc.*	4,483,711
Management Consulting Services - 0.8%
91,549	Huron Consulting
	Group, Inc.*	3,803,861
Marine - 1.0%
90,957	Kirby Corp.*	5,184,549
Metals & Mining - 1.7%
116,714	Schnitzer Steel
	Industries, Inc.	8,289,028
Oil & Gas - 2.5%
204,191	Goodrich
	Petroleum Corp.*	6,142,065
139,920	Penn Virginia Corp.	6,169,073
		12,311,138
Oil, Gas Field Machinery & Equipment - 1.1%
224,924	Tesco Corp.*	5,386,930
Oil, Gas & Consumable Fuels - 2.3%
147,778	CVR Energy, Inc.*	3,403,327
62,639	Patriot Coal Corp.*	2,942,154
305,083	Rex Energy Corporation*	5,076,581
		11,422,062
Pharmaceuticals - 1.9%
135,194	KV Pharmaceutical
	Co. - Class A*	3,374,442
54,933	Obagi Medical
	Products, Inc.*	476,819
151,859	Perrigo Co.	5,729,640
		9,580,901

The accompanying notes are an integral part of these financial statements.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2008 (Unaudited) (Continued)

Shares		Value
Prepackaged Software - 0.9%
264,474	Phase Forward, Inc.*	$4,517,216
Professional, Scientific &
Technical Services - 0.4%
141,908	PROS Holdings, Inc.*	1,780,945
Semiconductor & Semiconductor Equipment - 3.4%
182,215	ATMI, Inc.*	5,071,043
196,242	FEI Co.*	4,283,963
157,538	Hittite Microwave Corp.*	5,895,072
90,284	Tessera
	Technologies, Inc.*	1,877,907
		17,127,985
Software - 8.2%
249,253	Ansoft Corp.*	7,607,202
248,121	Ansys, Inc.*	8,565,137
136,245	Concur
	Technologies, Inc.*	4,230,407
87,733	EPIQ Systems, Inc.*	1,361,616
28,491	Informatica Corp.*	486,057
497,851	Magma Design
	Automation, Inc.*	4,764,434
211,970	MICROS Systems, Inc.*	7,134,910
22,179	MicroStrategy, Inc.*	1,641,024
115,666	Quality Systems, Inc.	3,454,943
90,730	Verint Systems, Inc.*	1,463,475
		40,709,205
Textiles, Apparel & Luxury Goods - 0.7%
93,255	Phillips-Van
	Heusen Corp.	3,536,230
Wireless Telecommunication Services - 1.1%
357,697	Clearwire Corp.*	5,297,493
TOTAL COMMON STOCKS
(Cost $453,117,575)		485,516,208
Par
SHORT-TERM INVESTMENTS - 2.5%
Commercial Paper - 2.5%
$12,390,000	Intesa Funding,
	2.202%, 04/01/2008	12,390,000

Shares
MONEY MARKET FUND - 0.0%
34,816	SEI Daily Income Trust
	Government Fund	34,816
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,424,816)		12,424,816
TOTAL INVESTMENTS
IN SECURITIES - 100.2%
(Cost $465,542,391)		497,941,024
Liabilities in Excess of
Other Assets - (0.2)%		(979,937)
TOTAL NET ASSETS - 100.0%		$496,961,087

*  Non-income producing security.
ADRAmerican Depository Receipt

The accompanying notes are an integral part of these financial statements.

TCM SMALL-MID CAP GROWTH FUND

FUND INFORMATION at March 31, 2008 (Unaudited)

Basic Fund Facts

Ticker Symbol	TCMMX
Inception Date	6/29/07
Total Assets	$20 million
Total Operating Expenses	0.95%

Top Ten Holdings (% of net assets)

McDermott International, Inc.	3.46%	Illumina, Inc.	1.82%
Amphenol Corp.	2.74%	Techne Corp.	1.74%
Activision, Inc.	2.37%	OM Group, Inc.	1.74%
Psychiatric Solutions, Inc.	2.22%	Electronic Arts, Inc.	1.74%
Assurant, Inc.	2.03%	VeriSign, Inc.	1.67%

Sector Allocation (% of net assets)

*  Cash equivalents and other assets less liabilities.

TCM SMALL-MID CAP GROWTH FUND

VALUE OF $10,000 VS. RUSSELL 2500 GROWTH INDEX

Total Return for the period through March 31, 2008

Since Inception (6/29/2007)
TCM Small-Mid Cap Growth Fund	(9.03)%
Russell 2500 Growth Index	(12.37)%

This chart illustrates the performance of a hypothetical $10,000 investment made on June 29, 2007 (the "Fund’s inception"), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-536-3230.

The Fund imposes a 1% redemption fee on shares held for less than 60 days. Performance does not reflect the redemption fee.  If reflected, total returns would be reduced.

TCM SMALL-MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2008 (Unaudited)

Shares		Value
COMMON STOCKS - 96.8%
Aerospace & Defense - 2.1%
3,300	Goodrich Corp.	$189,783
6,049	KBR, Inc.	167,739
1,756	Moog, Inc.*	74,120
		431,642
Air Freight & Logistics - 3.1%
3,133	CH Robinson
	Worldwide, Inc.	170,435
5,215	Expeditors International
	of Washington, Inc.	235,614
6,479	Hub Group, Inc.*	213,094
		619,143
Auto Components - 3.1%
4,910	Autoliv, Inc.	246,482
9,183	LKQ Corp.*	206,342
3,830	WABCO Holdings, Inc.	174,725
		627,549
Biotechnology - 1.1%
3,648	Charles River Laboratories
	International, Inc.*	215,013
Capital Markets - 1.9%
2,113	Affiliated Managers
	Group, Inc.*	191,734
7,637	Invesco Ltd.*	186,037
		377,771
Chemicals - 2.8%
4,622	Airgas, Inc.	210,163
6,408	OM Group, Inc.*	349,492
		559,655
Commercial Services & Supplies - 5.7%
2,511	Copart, Inc.*	97,326
4,302	DeVry, Inc.	179,996
6,637	Geo Group, Inc.*	188,756
6,860	Republic Services, Inc.	200,586
2,557	Ritchie Bros.
	Auctioneers, Inc.	209,981
8,748	Waste Connections, Inc.*	268,914
		1,145,559
Communications Equipment - 3.8%
4,956	Belden, Inc.	175,046
3,834	CommScope, Inc.*	133,538
6,367	F5 Networks, Inc.*	115,688
6,678	NICE Systems
	Ltd. - ADR*	188,453
6,825	Polycom, Inc.*	153,836
		766,561
Computers & Peripherals - 2.3%
7,567	Intermec, Inc.*	167,912
12,639	NCR Corp.*	288,548
		456,460
Construction & Engineering - 8.5%
6,860	Chicago Bridge &
	Iron Co. NV	269,186
8,541	EMCOR Group, Inc.*	189,696
12,697	McDermott
	International, Inc.*	696,050
8,585	Quanta Services, Inc.*	198,914
10,959	URS Corp.*	358,250
		1,712,096
Electrical Equipment - 1.8%
3,591	General Cable Corp.*	212,120
5,279	Woodward Governor Co.	141,055
		353,175
Electronic Equipment & Instruments - 4.2%
14,801	Amphenol Corp. - Class A	551,337
10,498	Trimble Navigation Ltd.*	300,138
		851,475
Energy Equipment & Services - 5.2%
3,930	Compagnie Gnrale
	de Gophysique-
	Veritas - ADR*	194,574
1,533	Core Laboratories NV*	182,887
4,706	Exterran Holings, Inc.*	303,725
2,042	FMC Technologies, Inc.*	116,170
3,936	Oceaneering
	International, Inc.*	247,968
		1,045,324

The accompanying notes are an integral part of these financial statements.

TCM SMALL-MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2008 (Unaudited) (Continued)

Shares		Value
Health Care Equipment & Services - 0.7%
5,444	Sirona Dental
	Systems, Inc.*	$146,825
Health Care Equipment & Supplies - 9.0%
2,268	Arthrocare Corp.*	75,638
365	Gen-Probe, Inc.*	17,593
3,959	Haemonetics Corp.*	235,877
5,352	Hologic, Inc.*	297,571
4,806	Illumina, Inc.*	364,775
7,637	Immucor, Inc.*	162,974
5,019	NuVasive, Inc.*	173,206
4,657	Resmed, Inc.*	196,432
3,572	Zimmer Holdings, Inc.*	278,116
		1,802,182
Health Care Providers & Services - 7.4%
2,708	The Advisory Board Co.*	148,778
4,197	Chemed Corp.	177,113
4,378	HealthExtras, Inc.*	108,750
7,725	Patterson Companies, Inc.*	280,417
4,708	Pharmaceutical Product
	Development, Inc.	197,265
13,133	Psychiatric Solutions, Inc.*	445,471
4,871	VCA Antech, Inc.*	133,222
		1,491,016
Hotels, Restaurants & Leisure - 3.2%
10,669	The Cheesecake Factory*	232,478
7,190	Darden Restaurants, Inc.	234,034
4,298	Orient-Express Hotels Ltd.	185,502
		652,014
Insurance - 2.0%
6,717	Assurant, Inc.	408,797
Internet & Catalog Retail - 0.9%
1,460	Priceline.com, Inc.*	176,456
Internet Software & Services - 1.7%
10,095	VeriSign, Inc.*	335,558
IT Services - 2.1%
5,081	Global Payments, Inc.	210,150
9,239	Total System Services, Inc.	218,595
		428,745
Life Science Tools & Services - 3.1%
11,087	PerkinElmer, Inc.	268,860
5,202	Techne Corp.*	350,406
		619,266
Machinery - 1.3%
3,883	Joy Global, Inc.	253,016
Marine - 1.3%
953	DryShips, Inc.	57,094
3,694	Kirby Corp.*	210,558
		267,652
Media - 0.7%
3,884	Focus Media Holding
	Ltd. - ADR*	136,523
Oil & Gas - 1.3%
4,429	Goodrich Petroleum Corp.*	133,224
4,072	Tesoro Corporation	122,160
		255,384
Pharmaceuticals - 1.4%
7,654	Perrigo Co.	288,785
Prepackaged Software - 0.3%
5,111	Foundry Networks, Inc.*	59,185
Semiconductor & Semiconductor Equipment - 1.5%
5,903	Hittite Microwave Corp.*	220,890
3,659	Tessera Technologies, Inc.*	76,107
		296,997
Software - 9.1%
17,431	Activision, Inc.*	476,041
9,603	Ansys, Inc.*	331,496
6,994	Electronic Arts, Inc.*	349,140
1,019	Informatica Corp.*	17,384
5,592	Intuit, Inc.*	151,040
8,586	MICROS Systems, Inc.*	289,005
4,619	Quality Systems, Inc.	137,969
4,566	Verint Systems, Inc.*	73,650
		1,825,725
Specialty Retail - 2.0%
5,972	GameStop Corp*	308,812
4,044	Williams-Sonoma, Inc.	98,027
		406,839

The accompanying notes are an integral part of these financial statements.

TCM SMALL-MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2008 (Unaudited) (Continued)

Shares		Value
Textiles, Apparel & Luxury Goods - 0.5%
2,768	Phillips-Van
	Heusen Corp.	$104,963
Wireless Telecommunication Services - 1.7%
12,902	Clearwire Corporation*	191,078
4,930	SBA Communications
	Corp. - Class A*	147,062
		338,140
TOTAL COMMON STOCKS
(Cost $19,737,436)		19,455,491

Par
SHORT-TERM INVESTMENTS - 3.6%
Commercial Paper - 3.4%
$675,000	Intesa Funding,
	2.202%, 04/01/2008	675,000

Shares
MONEY MARKET FUND - 0.2%
40,049	SEI Daily Income Trust
	Government Fund	40,049
TOTAL SHORT-TERM INVESTMENTS
(Cost $715,049)		715,049
TOTAL INVESTMENTS
IN SECURITIES - 100.4%
(Cost $20,452,485)		20,170,540
Liabilities in Excess of
Other Assets - (0.4)%		(80,721)
TOTAL NET ASSETS - 100.0%		$20,089,819

*  Non-income producing security.
ADRAmerican Depository Receipt

The accompanying notes are an integral part of these financial statements.

TCM GROWTH FUNDS

EXPENSE EXAMPLE For the Six Months Ended March 31, 2008 (Unaudited)

As a shareholder of the TCM Small Cap Growth Fund and the TCM Small – Mid Cap Growth Fund (the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/01/07 - 3/31/08).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request a redemption be made by wire transfer, currently, a $15.00 fee is charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares less than 60 days after you purchase them.  An Individual Retirement Account ("IRA") will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

TCM GROWTH FUNDS

EXPENSE EXAMPLE For the Six Months Ended March 31, 2008 (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

TCM Small Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	10/01/07	3/31/08	10/01/07 – 3/31/08*
Actual	$1,000	$ 834	$4.22
Hypothetical (5% return
before expenses)	$1,000	$1,020	$4.65

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.92% multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

TCM Small - Mid Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	10/01/07	3/31/08	10/01/07 – 3/31/08*
Actual	$1,000	$ 859	$4.42
Hypothetical (5% return
before expenses)	$1,000	$1,020	$4.80

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.95% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

TCM GROWTH FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2008 (Unaudited)

	TCM Small Cap	TCM Small-Mid
	Growth Fund	Cap Growth Fund
ASSETS
Investments in securities, at value
(cost $465,542,391 and $20,452,485
respectively)(Note 2)	$497,941,024	$20,170,540
Cash	6,096	107
Receivables:
Investment securities sold	7,140,844	138,496
Fund shares sold	5,912,805	30,000
Dividends and interest	40,977	7,263
Prepaid expenses	35,178	11,022
Total assets	511,076,924	20,357,428

LIABILITIES
Payables:
Investment securities purchased	12,019,956	249,918
Fund shares redeemed	1,691,694	—
Investment advisory fees	331,973	5,401
Fund accounting fees	13,762	694
Transfer agent fees	5,184	2,539
Administration fees	12,997	—
Custody fees	22,285	2,932
Chief compliance officer fees	609	118
Other accrued expenses	17,377	6,007
Total liabilities	14,115,837	267,609
NET ASSETS	$496,961,087	$20,089,819
Net asset value, offering and redemption price per share
($496,961,087/18,069,644 and $20,089,819/1,108,066
respectively, shares outstanding; unlimited number
of shares authorized without par value)	$27.50	$18.13

COMPONENTS OF NET ASSETS
Paid-in capital	$494,345,264	$21,249,048
Accumulated net investment loss	(1,747,113)	(13,930)
Accumulated net realized loss on investments	(28,035,697)	(863,354)
Net unrealized appreciation (depreciation)
on investments	32,398,633	(281,945)
Net assets	$496,961,087	$20,089,819

The accompanying notes are an integral part of these financial statements.

TCM GROWTH FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended March 31, 2008 (Unaudited)

	TCM Small Cap	TCM Small-Mid
	Growth Fund	Cap Growth Fund
INVESTMENT INCOME
Income
Dividends (net of foreign withholding tax
of $1,026 and $116, respectively)	$455,815	$10,673
Interest	382,330	17,239
Other income	2,100	—
Total investment income	840,245	27,912

EXPENSES (Note 3)
Investment advisory fees	2,252,925	35,235
Administration fees	148,658	1,484
Fund accounting fees	55,911	1,857
Custody fees	50,700	17,412
Registration fees	14,786	7,548
Reports to shareholders	13,150	1,269
Audit fees	12,706	8,751
Transfer agent fees	12,307	8,297
Trustee fees	10,290	1,814
Insurance expense	6,265	40
Miscellaneous expenses	5,566	2,105
Chief compliance officer fees	2,260	697
Legal fees	1,834	1,395
Total expenses	2,587,358	87,904
Less: fees waived	—	(46,062)
Net expenses	2,587,358	41,842
Net investment loss	(1,747,113)	(13,930)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(20,040,237)	(829,971)
Change in net unrealized
depreciation on investments	(77,836,510)	(473,411)
Net realized and unrealized loss on investments	(97,876,747)	(1,303,382)
Net decrease in net assets
resulting from operations	$(99,623,860)	$(1,317,312)

The accompanying notes are an integral part of these financial statements.

TCM SMALL CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2008	Year Ended
	(Unaudited)	September 30, 2007
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(1,747,113)	$(2,530,204)
Net realized (loss) gain on investments	(20,040,237)	56,146,282
Change in net unrealized (depreciation)
appreciation on investments	(77,836,510)	59,301,758
Net (decrease) increase in net assets
resulting from operations	(99,623,860)	112,917,836

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain	(56,813,080)	(12,771,028)
Total distributions to shareholders	(56,813,080)	(12,771,028)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)(b)	52,603,300	116,603,353
Total (decrease) increase in net assets	(103,833,640)	216,750,161

NET ASSETS
Beginning of period/year	600,794,727	384,044,566
End of period/year	$496,961,087	$600,794,727

(a)  Summary of capital share transactions is as follows:

	Six Months Ended
	March 31, 2008		Year Ended
	(Unaudited)		September 30, 2007
	Shares	Value	Shares	Value
Shares sold	2,021,903	$64,379,198	5,864,914	$190,586,612
Shares issued
in reinvestment
of distributions	1,659,860	54,924,768	395,005	12,517,706
Shares redeemed (b)	(2,144,286)	(66,700,666)	(2,642,595)	(86,500,965)
Net increase	1,537,477	$52,603,300	3,617,324	$116,603,353

(b)  Net of redemption fees of $156 and $3,123, respectively.

The accompanying notes are an integral part of these financial statements.

TCM SMALL-MID CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2008	Period Ended
	(Unaudited)	September 30, 2007*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(13,930)	$(1,151)
Net realized loss on investments	(829,971)	(14,881)
Change in net unrealized appreciation
(depreciation) on investments	(473,411)	191,466
Net increase (decrease) in net assets
resulting from operations	(1,317,312)	175,434

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain	(18,502)	—
Total distributions to shareholders	(18,502)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	17,937,370	3,312,829
Total increase in net assets	16,601,556	3,488,263

NET ASSETS
Beginning of period	$3,488,263	$—
End of period	$20,089,819	$3,488,263

(a) Summary of capital share transactions is as follows:

	Six Months Ended
	March 31, 2008		Period Ended
	(Unaudited)		September 30, 2007*
	Shares	Value	Shares	Value
Shares sold	944,219	$17,951,499	164,733	$3,312,868
Shares issued
in reinvestment
of distributions	856	18,502	—	—
Shares redeemed	(1,740)	(32,631)	(2)	(39)
Net increase	943,335	$17,937,370	164,731	$3,312,829

*	Fund commenced operations on June 29, 2007.

The accompanying notes are an integral part of these financial statements.

TCM SMALL-MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

	Six Months Ended
	March 31, 2008		Year Ended September 30,
	(Unaudited)		2007	2006	2005*
Net asset value,
beginning of period/year	$36.34		$29.74	$26.09	$20.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.11)		(0.15)	(0.13)	(0.11)
Net realized and unrealized
(loss) gain on investments	(5.34)		7.73	4.00	6.20
Total from investment operations	(5.45)		7.58	3.87	6.09

LESS DISTRIBUTIONS:
From net realized gain	(3.39)		(0.98)	(0.22)	—
Total distributions	(3.39)		(0.98)	(0.22)	—
Paid-in capital from
redemption fees (Note 2)	—	**	— **	— **	— **
Net asset value,
end of period/year	$27.50		$36.34	$29.74	$26.09
Total return	(16.56	)%+	25.96%	14.89%	30.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$497.0		$600.8	$384.0	$177.8

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	0.92	%^	0.92%	0.95%	0.98%
After fees waived/recouped
and expenses absorbed	0.92	%^	0.93%	0.95%	0.95%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	(0.62	)%^	(0.50)%	(0.55)%	(0.63)%
After fees waived
and expenses absorbed	(0.62	)%^	(0.51)%	(0.55)%	(0.60)%
Portfolio turnover rate	71	%+	121%	109%	138%

*	Fund commenced operations on October 1, 2004.
**	Less than $0.01 per share.
^	Annualized.
+	Not annualized.

The accompanying notes are an integral part of these financial statements.

TCM SMALL-MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

	Six Months Ended
	March 31, 2008		Period Ended
	(Unaudited)		September 30,2007*
Net asset value, beginning of period	$21.18		$20.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.01)		(0.01)
Net realized and unrealized
(loss) gain on investments	(2.96)		1.19
Total from investment operations	(2.97)		1.18

LESS DISTRIBUTIONS:
From net realized gain	(0.08)		—
Total distributions	(0.08)		—
Net asset value, end of period	$18.13		$21.18
Total return	(14.10	)%+	5.90	%+

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$20.1		$3.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.99	%^	8.50	%^
After fees waived and expenses absorbed	0.95	%^	0.95	%^

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(1.36	)%^	(7.79	)%^
After fees waived and expenses absorbed	(0.32	)%^	(0.24	)%^
Portfolio turnover rate	54	%+	13	%+

*	Fund commenced operations on June 29, 2007.
**	Less than $0.01 per share.
^	Annualized.
+	Not annualized.

The accompanying notes are an integral part of these financial statements.

TCM GROWTH FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2008 (Unaudited)

NOTE 1 – ORGANIZATION

The TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund (the "Funds") are diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940, as amended  (the "1940 Act"), as an open-end investment management company. The Funds commenced operations on October 1, 2004 and June 29, 2007, respectively.

The Funds’ investment objectives are to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market¨ ("NASDAQ"), and Small CapSM exchanges are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price ("NOCP").  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days are valued at amortized cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is "fair valued," consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard

TCM GROWTH FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2008 (Unaudited) (Continued)

to such considerations. As of March 31, 2008, the Funds did not hold fair valued securities.

B.
Federal Income Taxes.  Each Fund has elected to be taxed as Òregulated investment companyÓ and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on high cost basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (ÒNAVÓ) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the

TCM GROWTH FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2008 (Unaudited) (Continued)

NYSE is closed for trading.  The offering and redemption price is equal to the Funds’ net asset value per share.  The Funds charge a 1.00% redemption fee on shares held less than 60 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  Both Funds retain the fee charged as paid-in-capital and such fees become part of that Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

H.
New Accounting Pronouncements. Effective September 28, 2007, the Funds adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48("FIN 48"), "Accounting for Uncertainty in Income Taxes".  FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken of future returns.  These positions must meet a "more likely than not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination.  In evaluating whether a tax position has met the recognition threshold, the Funds must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.  Tax positions not deemed to meet the "more likely than not" threshold are recorded as a tax expense in the current year.

FIN 48 requires the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions.  Open tax years are those that are open for exam by taxing authorities. Major jurisdictions for the Funds include Federal and Massachusetts. Tax years include the tax years ended September 31, 2005 through 2007.  The Funds have no examination in progress.

The Funds have reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Funds’ financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end September 30, 2008.  The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

TCM GROWTH FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2008 (Unaudited) (Continued)

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The Funds believe adoption of SFAS 157 will have no material impact on its financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Tygh Capital Management, Inc., (the ÒAdvisorÓ) provides the Funds with investment management services under an Investment Advisory Agreement (the ÒAgreementÓ). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.80% based upon the average daily net assets of each Fund.  For the six months ended March 31, 2008, the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund incurred $2,252,925 and $35,235 in advisory fees, respectively.

The Advisor has contractually agreed to limit each Fund’s annual ratio of expenses (excluding interest, taxes, acquired fund fees and extraordinary expenses) to 0.95% of each Fund’s average daily net assets.  The Advisor’s contract term is indefinite and may be terminated only by the Board of Trustees. For the six months ended March 31, 2008, the Advisor waived $46,062 in fees for the TCM Small-Mid Cap Growth Fund.

The Advisor is permitted to seek reimbursement from the Funds, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment. At March 31, 2008, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the TCM Small-Mid Cap Growth Fund that may be reimbursed is $82,475. At March 31, the TCM Small Cap Growth Fund had recouped all waived fees.

TCM Small-Mid Cap Growth Fund
Year of Expiration	Amount
September 30, 2010	$36,413
September 30, 2011	$46,062

Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

TCM GROWTH FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2008 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC (the "USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (the "Administrator") and, in that capacity, performs various administrative and accounting services for the Funds.  USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds’ expense accruals.  For its services, the Administrator receives a monthly fee at the following annual rate:

Under $150 million	$85,000
$150 to $300 million	0.06% of average daily net assets
$300 to $650 million	0.05% of average daily net assets
Over $650 million	0.04% of average daily net assets

Administration fees are based on the collective assets of both Funds.

For the six months ended March 31, 2008, the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund incurred $148,658 and $1,484 in administration fees, respectively. The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator. For the six months ended March 31, 2008, the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund were allocated $2,260 and $697 of the Trust’s Chief Compliance Officer fee, respectively.

Quasar Distributors, LLC (the "Distributor") acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank, N.A. serves as custodian (the "Custodian") to the Funds. Both the Distributor and Custodian are affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from the sale of securities, excluding short-term investments for the TCM Small Cap Growth Fund for the six months ended March 31, 2008, were $392,745,033 and $389,023,777, respectively and for the TCM Small-Mid Cap Growth Fund for the six months ended March 31, 2008, were $22,576,516 and $5,138,260, respectively.

There were no purchases or sales of long-term U.S. Government securities for the six months ended March 31, 2008.

TCM GROWTH FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2008 (Unaudited) (Continued)

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows:

	TCM Small Cap	TCM Small-Mid
	Growth Fund	Cap Growth Fund
Cost of investments (a)	$466,280,716	$20,460,597
Gross tax unrealized appreciation	61,786,582	680,138
Gross tax unrealized depreciation	(30,126,274)	(970,195)
Net tax unrealized
appreciation/depreciation	$31,660,308	$(290,057)

(a)
At March 31, 2008, the difference between the basis of investments for federal income purposes from their cost for financial reporting purposes was primarily due to wash sales deferred for income tax purposes.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended March 31, 2008 and the year/period ended September 30, 2007, respectively, for the Funds was as follows:

	TCM Small Cap		TCM Small-Mid
	Growth Fund		Cap Growth Fund
	March 31,	September 30,	March 31,	September 30,
	2008	2007	2008	2007*
Distributions paid from:
Ordinary income	$—	$—	$—	$—
Short-term capital gain	23,567,180	—	18,502	—
Long-term capital gain	33,245,900	12,771,028	—	—
	$56,813,080	$12,771,028	$18,502	$—

*	Fund commenced operations on June 29, 2007.

As of September 30, 2007, the components of accumulated earnings/(losses) on a tax basis were as follows:

	TCM Small Cap	TCM Small-Mid
	Growth Fund	Cap Growth Fund
Net unrealized appreciation	$109,496,818	$183,354
Undistributed ordinary income	20,860,072	—
Undistributed long-term capital gain	28,695,873	—
Total distributable earnings	49,555,943	—
Other accumulated gain (loss)	—	(6,769)
Total accumulated gains	$159,052,763	$176,585

TCM GROWTH FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2008 (Unaudited) (Continued)

NOTE 6 – Credit Facility

U.S. Bank, N.A. (the "Bank") has made available to the Funds a credit facility to be used for temporary or extraordinary purposes.  During the six months ended March 31, 2008 the Funds did not draw on the line of credit and there were no loan payable balances for the Funds at March 31, 2008.

TCM GROWTH FUNDS

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund file their complete schedule of portfolio holdings for their first and third quarters with the SEC on From N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling (800) 536-3230.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 536-3230 and on the Funds’ website at www.tyghcap.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the TCM Small Cap Growth Fund and TCM Small-Mid Cap Growth Fund voted proxies relating to portfolio securities during the most recent period ending June 30 is available without charge, upon request, by calling (800) 536-3230 or through the SEC’s website at www.sec.gov.

(This Page Intentionally Left Blank.)

Investment Advisor
Tygh Capital Management, Inc.
1211 SW Fifth Avenue, Suite 2100
Portland, Oregon  97204

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103-3638

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York  10022

Custodian
U.S. Bank, National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant
and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202
1-800-536-3230

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

TCM Small Cap Growth Fund
Symbol – TCMSX
CUSIP – 742935455

TCM Small-Mid Cap Growth Fund
Symbol – TCMMX
CUSIP – 742935323

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*   /s/ Robert M. Slotky
Robert M. Slotky, President

Date  May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Robert M. Slotky
Robert M. Slotky, President

Date  May 22, 2008

By (Signature and Title)*    /s/ Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  June 8, 2008

* Print the name and title of each signing officer under his or her signature.